Other Income (Expenses), net (Schedule of Composition of Other Income Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of general and administrative expenses [Abstract]
Interest income from installment sale transactions	₪ 24		₪ 27	[1]	₪ 31	[1]
Expenses of voluntary retirement plan	(45)	[2]	(26)
Capital gain from the sale of an indirect subsidiary of the Company and other	1				11
Other Income (Expenses), net	₪ (20)		₪ 1	[1]	₪ 42	[1]

[1]	Reclassified - see Note 2(F) regarding voluntary change in accounting policy
[2]	For additional details, see Note 31(G) regarding commitments